Share Capital - Schedule of Declared Quarterly Dividends (Detail) (USD $)	3 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011
Common Dividends Declared Per Share [Line Items]
Dividends declared	$ 0.035	$ 0.035	$ 0.030	$ 0.030	$ 0.025	$ 0.025	$ 0.025	$ 0.025